Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2025	50,924
2026	47,757
2027	41,707
2028	37,572
2029 and thereafter	6,084
Total future lease payments	184,044
Less: Imputed interest	(13,939)
Total lease liability balance	170,105

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Year ending
December 31,
RMB
2025	14,868
2026	14,167
2027	12,956
2028	12,401
2029 and thereafter	3,715
Total	58,107